Income Taxes (Details) - Schedule of Unrecognized Deferred Tax Assets - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Jafra Cosmetics International, S.A. de C.V.	$ 20,859	$ 31,237
Jafrafin, S.A. de C.V.	$ 8,515	$ 2,659
2019 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Life year	2029	2029
Jafra Cosmetics International, S.A. de C.V.	$ 8,210	$ 27,861
Jafrafin, S.A. de C.V.
2020 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Life year	2030	2030
Jafra Cosmetics International, S.A. de C.V.	$ 3,547	$ 3,376
Jafrafin, S.A. de C.V.
2021 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Life year	2031	2031
Jafra Cosmetics International, S.A. de C.V.
Jafrafin, S.A. de C.V.	$ 2,793	$ 2,659
2022 [Member]
Schedule of Unrecognized Deferred Tax Assets [Abstract]
Life year	2032
Jafra Cosmetics International, S.A. de C.V.	$ 9,102
Jafrafin, S.A. de C.V.	$ 5,722